Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Summary of Reconciliation of Carrying Amount of Intangible Assets and Goodwill	Reconciliation of carrying amount

	Goodwill	Trademarks	Non-compete agreement	Other intangible assets	Total
(in $ millions)	$	$	$	$	$
Cost
At January 1, 2024	875	69	1,644	155	2,743
Additions	—	—	—	4	4
Internally developed	—	—	—	40	40
Acquisition through business combination	38	1	—	2	41
Disposals/Write-off	—	—	—	*	*
Effects of movements in exchange rates	—	—	—	(1)	(1)
At December 31, 2024	913	70	1,644	200	2,827
Additions	—	—	—	3	3
Internally developed	—	—	—	31	31
Acquisition through business combination	57	18	—	5	80
Disposals/Write-off	—	—	—	(3)	(3)
Effects of movements in exchange rates	—	—	—	1	1
At December 31, 2025	970	88	1,644	237	2,939

	Goodwill	Trademarks	Non-compete agreement	Other intangible assets	Total
(in $ millions)	$	$	$	$	$
Accumulated amortization and impairment losses
At January 1, 2024	68	10	1,644	105	1,827
Amortization for the year	—	6	—	19	25
Disposal/Write-off	—	—	—	*	*
Effects of movements in exchange rates	—	—	—	*	*
At December 31, 2024	68	16	1,644	124	1,852
Amortization for the year	—	7	—	25	32
Disposal/Write-off	—	—	—	(3)	(3)
Effects of movements in exchange rates	—	—	—	1	1
At December 31, 2025	68	23	1,644	147	1,882
Carrying amounts
At January 1, 2024	807	59	—	50	916
At December 31, 2024	845	54	—	76	975
At December 31, 2025	902	65	—	90	1,057
*Amount less than $1 million

Summary of Amortization of Intangible Assets

	2025	2024	2023
(in $ millions)	$	$	$
Amortization of intangible assets	32	25	17

Summary of Impairment Testing for CGUs Containing Goodwill
For the purposes of impairment testing, goodwill has been allocated (net of impairment loss recognized) to the Group’s CGUs as follows:

	Note	2025	2024
(in $ millions)	reference	$	$
Goodwill allocated
Southeast Asia Ride Hailing CGUs	5(iii)(a)	606	606
Malaysia Mart CGU	5(iii)(b)	190	163
Indonesia Payment CGU	5(iii)(c)	34	34
Other units with individually insignificant goodwill		72	42